As filed with the Securities and Exchange Commission on May 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78759
(Address of principal executive offices) (Zip code)

Mark A. Coffelt, President
Empiric Advisors, Inc.
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78759
(Name and address of agent for service)

513-328-9321
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2010

Date of reporting period:  03/31/2010

Item 1. Reports to Stockholders

Core Equity Fund

Semi-Annual Report March 31, 2010
This report is for the shareholders of the Empiric Core Equity Fund. Its use in connection with any offering of the Company’s shares is authorized only in a case of concurrent or prior delivery of the Company’s current prospectus. Quasar Distributors, LLC is the Distributor of the Fund.

INVESTMENT MANAGER’S REPORT

Fellow Shareholders:

The NAV of the Fund’s Class “A” shares for the period ending March 31, 2010 was $28.63 per share.  Cumulative and annualized returns follow.

Ended 03.31.2010 Cumulative Returns	Class A (No Sales Charges)	Class A (Max 5.75% Charge)	Class C	S&P 500
Last 3 Years	-3.03%	-8.60%	-5.15%	-11.98%
Last 5 Years	23.10	16.04	—	9.97
Last 10 Years	191.88	175.08	—	-6.35
Since Inception (A)	303.56	280.36	—	156.92
Since Inception (C)	—	—	12.00	7.54

Short-term Returns
Last 3 months	5.06	-0.97	4.88	5.39
Last 6 months	13.43	6.91	13.03	11.75
Last 9 months	35.43	27.64	34.65	29.19
Last 12 months	51.40	42.72	50.30	49.77

Annualized Returns
Last 3 Years	-1.02	-2.95	-1.75	-4.17
Last 5 Years	4.24	3.02	—	1.92
Last 10 Years	11.31	10.65	—	-0.65
Since Inception (A)	10.17	9.72	—	6.77
Since Inception (C)	—	—	2.56	1.64
Gross Expense Ratio	1.76	1.76	2.51

Performance data quoted represents past performance which does not guarantee future results.  Investment returns and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost.  Current performance may be lower or higher than the performance quoted.  To obtain performance to the most recent month-end, please call 1-800-880-0324, or visit our website at www.EmpiricFunds.com.  Class C shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Performance data shown with Max 5.75% charge does reflect the current maximum sales charge. Performance data shown with no sales charges does not reflect the current maximum sales charge. Had the sales charges been included, the fund’s returns would have been lower.  Shaded areas indicated highest return for the period.

INVESTMENT MANAGER’S REPORT

Our investment in the Empiric Core Equity Fund continued to do well, although as the fund manager and a shareholder, I would always like the Fund to do even better.  Your Fund has bettered the S&P 500 Index for 6 months, 9 months, 12 months, 3 years, 5 years, 10 years, and since inception, now almost 15 years.  As we highlighted in our previous letter, even very good portfolio managers, like the “sainted” nine investors Warren Buffett spoke about, can have fairly long periods of underperformance.  So, we reiterate our message: Keep your focus on the long term, generally at least 10 years.  For that period of 10 years ended March 31, 2010, your Fund was ranked #1 (out of 90 funds) based on total return in its Lipper Category of “Multi-Cap Value”. (For the 1-year and 5-year periods ended March 31, 2010 the fund ranked 167th among 317 funds and 17th among 197 funds, respectively).

Aeropostale, EZ Corp, World Acceptance, DG Fastchannel, and American Equity Income Life were the largest contributors in the last 6 months.

Aeropostale has done a tremendous job of finding the right clothing values and styles for the teen market.  Last month, comparable store sales increased 19%, ahead of consensus of 11.2%.  Earnings in the previous year increased by 57% and are forecasted to increase by 18% this year.  With low expectations for consumer spending and retailers, the good news from Aeropostale has made for strong returns.

EZ Corp is one of the largest pawn shop companies.  Pawn shops benefit when credit gets tight for individuals and when gold prices are strong, as gold jewelry is the most pawned asset.  Benefiting from the squeeze of the banks and the surge of gold, EZ Pawn has posted very strong earnings, up 30% last quarter and 25% in the last year.

World Acceptance is a small loan lender with the average loan of $1,000.  Needless to say, local banks under serve or do not serve that market.  Most of the company’s branches are in Texas with the remaining branches scattered across eleven other states.  World’s 32% earnings surprise last quarter and low valuation of less than 9 times earnings has helped propel the stock price.

INVESTMENT MANAGER’S REPORT

DG Fastchannel has benefited from the shift to High Definition television and the company’s ability to electronically distribute HD commercials to stations across the country.

Our last major contributor is American Equity Investment Life, a seller of annuity contracts.  With the downdraft in stocks over the last few years, annuity contracts are perceived as less risky.  A large earnings surprise combined with a price-to-earnings ratio of 6 times has driven the stock price.

The leading detractors from performance were Neutral Tandem, STEC, Jackson Hewitt Tax, China Natural Gas, and Psychiatric Solutions.  Neutral Tandem, which allows carriers to interconnect with each other more quickly, lost a patent suit with a competitor which has adversely affected its stock price.  STEC, which makes high speed flash memory controllers for servers and storage applications, has had a slow down from a major customer.  Jackson Hewitt Tax services has suffered from more available tax software access.  They also blundered by failing to get financing for tax refund anticipation loans.  We suspect that slowing earnings are weighing on China Natural Gas.  Psychiatric Solutions was an unforced error on our part; we sold before the stock recovered.

Looking forward, we would expect to see a shift into mid-cap growth and large growth stocks from the small value bias we have had.  But we won’t move the portfolio until our models indicate a shift has occurred.  We would love to see the market move to small growth and mid growth as it did for a short period in 2003.  But the key, we believe, to our long term returns is intelligently responding to what ever market we get.

The Fund holds no short positions; holding shorts at the beginning of bull markets is generally not profitable, no matter how many problems a company may have, as “junk” stocks under financial distress tend to become ebullient right after market bottoms.  We may add shorts later in the year.  Again, we will make that assessment when we get there.

While we have all seen that much can change in a short period, we are still early into the bull market for stocks and expect generally good markets for at least the next six months.  So far, individual investors have only tip-toed back into equity funds.  Markets don’t generally peak until an investment is obvious, like housing a few years back.  But whatever the market holds, we will apply our disciplines and do our best to intelligently respond.

INVESTMENT MANAGER’S REPORT

We appreciate your decision to invest along with us.

Respectfully submitted,

Mark A. Coffelt, CFA
President, Empiric Funds
May 21, 2010

For updated investment performance, please visit www.EmpiricFunds.com.  Additionally, shareholders with comments, questions or inputs may contact me at markcoffelt at EmpiricAdvisors.com.

Must be preceded or accompanied by a prospectus.

Opinions expressed in this letter are those of the President, are subject to change and are not guaranteed.

Mutual fund investing involves risk.  Principal loss is possible. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction will be unable to close out the position at any particular time or at an acceptable price. When a Fund uses certain types of derivative instruments for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to page 6 for a complete listing of fund holdings.

Current and future portfolio holdings are subject to risk.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index. Price to earnings ratio (P/E)  is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service.  Each Lipper average represents a universe of Funds with similar invest objectives.  Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.  Past performance does not guarantee future results.

The Empiric Funds are distributed by Quasar Distributors, LLC.

INVESTMENT MANAGER’S REPORT

Six Month Contributors	Six Month Detractors
to Performance	from Performance
Aeropostale	Neutral Tandem
EZ Corp	STEC
World Acceptance	Jackson Hewitt Tax
DG Fastchannel	China Natural Gas
American Equity Investment Life	Psychiatric Solutions

Twelve Month Contributors	Twelve Month Detractors
to Performance	from Performance
Aeropostale	Neutral Tandem
Aflac Inc.	Gamestop
World Acceptance	Jackson Hewitt Tax
American Equity Investment Life	China Natural Gas
Anglo American ADR	Freeseas

Core Equity Fund
SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

		Market
COMMON STOCKS – 91.97%	Shares	Value
CONSUMER DISCRETIONARY – 22.97%
Apparel Retail – 6.13%
Aeropostale, Inc.*	106,050	$3,057,421
Apparel, Accessories & Luxury Goods – 1.96%
True Religion Apparel, Inc.*(a)	32,111	974,890
Cable & Satellite – 0.96%
Dish Network Corp.*(a)	23,000	478,860
Education Services – 10.34%
Apollo Group Inc.*	9,000	551,610
Career Education Corp.*(a)	21,000	664,440
Corinthian Colleges Inc.*	130,600	2,297,254
DeVry, Inc.	11,000	717,200
Lincoln Educational Services Co.*	36,692	928,308
		5,158,812
Movies & Entertainment – 1.39%
Ascent Media Corp.*(a)	25,411	692,450
Publishing – 0.74%
Dolan Media Co.*(a)	33,830	367,732
Special Consumer Services – 1.45%
Jackson Hewitt Tax Service Inc.*	361,383	722,766
Total Consumer Discretionary (Cost $9,516,553)		11,452,931
CONSUMER STAPLES – 5.09%
Brewers – 2.02%
Companhia de Bebidas das Ameicas AmBev – ADR^	11,000	1,008,260
Packaged Foods & Meats – 2.44%
American Italian Pasta Co.*	24,000	932,880
Reddy Ice Holdings, Inc.*	45,500	210,210
John B. Sanfilippo & Son	5,000	73,750
		1,216,840

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

		Market
COMMON STOCKS (Continued)	Shares	Value
CONSUMER STAPLES (Continued)
Personal Products – 0.63%
American Oriental Bioengineering, Inc.*	76,880	$313,670
Total Consumer Staples (Cost $2,354,717)		2,538,770
ENERGY – 4.54%
Integrated Oil & Gas – 1.08%
Sasol – ADR^	13,000	536,510
Oil & Gas Drilling – 3.09%
Atwood Oceanics, Inc.*	24,000	831,120
Noble Corp.^	17,000	710,940
		1,542,060
Oil & Gas Equipment & Services – 0.37%
Bolt Technology Corp.*(a)	16,420	185,710
Total Energy (Cost $1,595,228)		2,264,280
FINANCIALS – 13.72%
Consumer Finance – 6.12%
Ezcorp, Inc.*	60,000	1,236,000
First Cash Financial Services, Inc.*	22,300	481,011
World Acceptance Corp.*(a)	37,000	1,334,960
		3,051,971
Diversified Banks – 0.04%
Banco Macro Bansud SA – ADR^	700	20,923
Life & Health Insurance – 3.94%
Aflac, Inc. (a)	17,750	963,647
American Equity Investment Life Holding Co. (a)	94,000	1,001,100
		1,964,747
Property & Casualty Insurance – 1.82%
Tower Group, Inc.	41,000	908,970
Specialized Finance – 1.80%
Life Partners Holdings, Inc.	40,400	895,668
Total Financials (Cost $4,313,635)		6,842,279

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

		Market
COMMON STOCKS (Continued)	Shares	Value
HEALTH CARE – 19.48%
Biotechnology – 2.53%
Biogen Idec, Inc.*(a)	22,000	$1,261,920
Health Care Distributors – 0.71%
PSS World Medical Inc.*	15,000	352,650
Health Care Equipment – 1.92%
Kinetic Concepts, Inc.*	20,000	956,200
Health Care Facilities – 1.02%
AmSurg Corp.*	23,633	510,236
Health Care Services – 5.62%
Amedisys, Inc.*	35,000	1,932,700
LHC Group, Inc.*	25,858	867,019
		2,799,719
Health Care Supplies – 0.40%
Immucor, Inc.*	9,000	201,510
Life Sciences Tools & Services – 1.29%
ICON PLC – ADR*^	24,400	644,160
Managed Health Care – 1.20%
Centene Corp.*	24,813	596,505
Pharmaceuticals – 4.79%
AstraZeneca Plc – ADR^	19,500	872,040
Endo Pharmaceuticals Holdings, Inc.*	64,000	1,516,160
		2,388,200
Total Health Care (Cost $7,655,144)		9,711,100
INDUSTRIALS – 6.42%
Aerospace & Defense – 1.29%
L-3 Communications Holdings, Inc. (a)	7,000	641,410

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

		Market
COMMON STOCKS (Continued)	Shares	Value
INDUSTRIALS (Continued)
Marine – 0.44%
International Shipholding Corp. (a)	2,357	$69,272
Paragon Shipping, Inc.^	32,307	150,551
		219,823
Diversified Supply Services – 1.78%
APAC Customer Services Inc.*	106,565	612,749
ATC Technology Corp.*	16,000	274,560
		887,309
Research & Consulting Services – 2.91%
CBIZ, Inc.*	35,856	235,574
FTI Consulting, Inc.*	22,000	865,040
VSE Corp.	8,517	350,560
		1,451,174
Total Industrials (Cost $3,104,599)		3,199,716
MATERIALS – 1.50%
Diversified Metals & Mining – 0.48%
Anglo American PLC – ADR*^	10,950	236,958
Gold – 1.02%
Newmont Mining Corp.	10,000	509,300
Total Materials (Cost $605,072)		746,258
TECHNOLOGY – 15.31%
Application Software – 4.40%
Net 1 UEPS Technologies, Inc.*	25,000	459,750
NetScout System, Inc.*	59,000	872,610
Smith Micro Software, Inc.*	97,699	863,659
		2,196,019
Computer Hardware – 0.51%
International Business Machines Corp. (a)	2,000	256,500

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

		Market
COMMON STOCKS (Continued)	Shares	Value
TECHNOLOGY (Continued)
Computer Storage – 1.50%
Synaptics, Inc.*	27,000	$745,470
Data Processing & Outsourced Services – 0.98%
Computer Sciences Corp.*	9,000	490,410
Home Entertainment Software – 1.25%
Shanda Interactive Entertainment Ltd. – ADR*^	14,334	624,819
Internet Software & Services – 1.10%
Sohu.com, Inc.*	10,000	546,000
IT Consulting & Other Services – 0.75%
SRA International Inc.*	18,000	374,220
Semiconductors – 2.34%
Kopin Corp.*	250,000	925,000
Micrel Inc.	20,126	214,543
NVE Corp.*	550	24,915
		1,164,458
Semiconductor Equipment – 1.60%
AXT Inc.*	250,000	797,500
Systems Software – 0.88%
Symantec Corp.*	26,000	439,920
Total Technology (Cost $7,211,473)		7,635,316
TELECOMMUNICATIONS – 1.76%
Alternative Carriers – 1.76%
Neutral Tandem, Inc.*(a)	55,000	878,900
Total Telecommunications (Cost $1,186,597)		878,900

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

		Market
COMMON STOCKS (Continued)	Shares	Value
UTILITIES – 1.18%
Gas Utilities – 1.18%
China Natural Gas, Inc.*	60,000	$588,600
Total Utilities (Cost $820,950)		588,600
TOTAL COMMON STOCKS
(Cost $38,363,968)		45,858,150
CLOSED END FUNDS – 0.55%
Allied Capital Corp.	55,000	273,350
TOTAL CLOSED END FUNDS
(Cost $250,894)		273,350
PARTNERSHIPS – 0.27%
Great Northern Iron Ore Properties (a)	1,385	135,688
TOTAL PARTNERSHIPS
(Cost $114,669)		135,688
TRUSTS – 0.15%
North European Oil Royalty Trust (a)	2,502	72,333
TOTAL TRUSTS
(Cost $73,309)		72,333

	Contracts
	(100 shares	Market
PURCHASED CALL OPTIONS – 0.25%	per contract)	Value
Call Options – 0.25%
GameStop Corp.
Expiration: April 2010, Exercise Price: $24.00	830	8,300
TJX Companies, Inc.
Expiration: April 2010, Exercise Price: $40.00	357	94,605
Tower Group, Inc.
Expiration: April 2010, Exercise Price: $22.50	600	22,500
TOTAL PURCHASED OPTIONS
(Cost $228,305)		125,405

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

		Market
SHORT-TERM INVESTMENTS – 12.05%	Shares	Value
Money Market Fund – 12.05%
AIM Liquid Assets, 0.13% (b)	1,200,000	$1,200,000
AIM STIC Prime Portfolio, 0.11% (b)	1,200,000	1,200,000
Alpine Municipal Money Market Fund, 0.18% (b)	1,200,000	1,200,000
Fidelity Institutional Money Market Portfolio, 0.16% (b)	1,200,000	1,200,000
First American Government Obligations Fund, 0.00% (b)	7,893	7,893
First American Prime Obligations Fund, 0.00% (b)	1,200,000	1,200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,007,893)		6,007,893
TOTAL INVESTMENTS
(Cost $45,039,038) – 105.24%		52,472,819
Liabilities in Excess of Other Assets – (5.24)%		(2,612,997)
TOTAL NET ASSETS – 100.00%		$49,859,822

Footnotes
Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
*	Non Income Producing
^	Foreign Issued Security
(a)	All or a portion of the security has been committed as collateral for written option contracts.
(b)	The rate listed is the fund’s 7-day yield as of March 31, 2010.

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF OPTIONS WRITTEN

March 31, 2010 (Unaudited)

	Contracts
	(100 shares	Market
CALL OPTIONS	per contract)	Value
Canon Inc.
Expiration: April 2010, Exercise Price: $40.00	500	$315,000
Capitol Federal Financial
Expiration: April 2010, Exercise Price: $35.00	22	5,665
		320,665
PUT OPTIONS
Comcast Corp.
Expiration: April 2010, Exercise Price: $15.00	600	$600
Forest Laboratories Inc.
Expiration: May 2010, Exercise Price: $30.00	600	54,000
Global Payments Inc.
Expiration: May 2010, Exercise Price: $45.00	527	93,279
Herbalife Ltd.
Expiration: May 2010, Exercise Price: $40.00	500	32,500
International Business Machines Corp.
Expiration: April 2010, Exercise Price: $120.00	170	2,210
		182,589
TOTAL OPTIONS WRITTEN
(Premiums received $679,175)		$503,254

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
ALLOCATION BY SECTOR

As of March 31, 2010 (Unaudited)

Percentages are based upon net assets.

Top 10 Securities*:	Market Value	Top 10 Industries*:	Market Value
Aeropostale, Inc.	$3,057,421	Education Services	$5,158,812
Corinthian Colleges Inc.	2,297,254	Apparel Retail	3,057,421
Amedisys, Inc.	1,932,700	Consumer Finance	3,051,971
Endo Pharmaceuticals		Health Care Services	2,799,719
Holdings, Inc.	1,516,160	Pharmaceuticals	2,388,200
World Acceptance Corp.	1,334,960	Application Software	2,196,019
Biogen Idec, Inc.	1,261,920	Life & Health Insurance	1,964,747
Ezcorp, Inc.	1,236,000	Oil & Gas Drilling	1,542,060
Companhia de Bebidas		Research &
das Ameicas AmBev – ADR	1,008,260	Consulting Services	1,451,174
American Equity Investment		Biotechnology	1,261,920
Life Holding Co.	1,001,100		$24,872,043
True Religion Apparel, Inc.	974,890
	$15,620,665

*Excludes Cash and Short-term Investments.
The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENTS OF ASSETS & LIABILITIES

March 31, 2010 (Unaudited)

ASSETS:
Investments, at value (cost of $45,039,038)	$52,472,819
Deposit at broker	2,252
Receivable for securities sold	130,700
Receivable for capital shares sold	94,565
Dividends and interest receivable	6,807
Prepaid expenses	842
Total assets	52,707,985
LIABILITIES:
Options written, at value (proceeds $679,175)	503,254
Payables:
Securities purchased	2,228,070
Fund shares purchased	28,079
Advisory fee	42,218
Administration fee	18,276
Distribution fees	28,225
Interest expenses	41
Total liabilities	2,848,163
NET ASSETS	$49,859,822
NET ASSETS CONSIST OF:
Paid in capital	$51,564,200
Accumulated net investment loss	(172,209)
Accumulated net realized loss on investments	(9,141,871)
Net unrealized appreciation on:
Investments	7,433,781
Written options contracts	175,921
NET ASSETS	$49,859,822
Class A:
Net assets applicable to outstanding Class A shares	$47,555,650
Shares issued ($25,000,000 shares of beneficial
interest authorized, $0.0001 par value)	1,661,014
Net asset value and redemption price per share	$28.63
Maximum offering price per share (net asset value divided by 94.25%)	$30.38
Class C:
Net assets applicable to outstanding Class C shares	$2,304,172
Shares issued ($25,000,000 shares of beneficial
interest authorized, $0.0001 par value)	82,488
Net asset value, offering price and redemption price per share*	$27.93

*Redemption price per share is equal to net asset value less any applicable sales charges.

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$225,396
Interest	1,204
Total investment income	226,600
EXPENSES:
Investment advisory fees (Note 3)	233,184
Administration fees (Note 3)	103,188
Distribution fees: (Note 3)
Distribution fees – Class A	55,825
Distribution fees – Class C	9,885
Interest Expense	483
Custody fees	2,440
Miscellaneous fees	2,343
Total expenses	407,348
NET INVESTMENT LOSS	(180,748)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	2,124,642
In-kind redemptions (Note 2)	718,966
Written options contracts expired or closed	1,278,692
Net change in unrealized gain on:
Investments	1,943,591
Written options contracts	21,824
Net realized and unrealized gain on investments	6,087,715
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,906,967

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2010	September 30,
	(Unaudited)	2009
OPERATIONS:
Net investment income (loss)	$(180,748)	$33,997
Net realized gain (loss) on:
Investment transactions	3,403,334	(8,699,682)
In-kind redemptions	718,966	271,275
Net change in unrealized appreciation (depreciation)
on investments	1,965,415	7,194,274
Net increase (decrease) in net assets resulting from operations	5,906,967	(1,200,136)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class A	—	(205,174)
Class C	—	—
Total distributions	—	(205,174)
CAPITAL SHARE TRANSACTIONS: (a)
Proceeds from shares sold
Class A shares	5,400,364	7,287,119
Class C shares	414,521	517,870
Proceeds from shares issued to holders in
reinvestment of dividends
Class A shares	—	191,829
Class C shares	—	—
Cost of shares redeemed
Class A shares	(6,961,477)	(12,128,532)
Class C shares	(350,360)	(908,566)
Net increase (decrease) in net assets from
capital share transactions (a)	(1,496,952)	(5,040,280)
Total increase (decrease) in net assets	4,410,015	(6,445,590)
NET ASSETS:
Beginning of period	45,449,807	51,895,397
End of period (includes ($172,209) and $8,539 of
accumulated net investment income (loss), respectively)	$49,859,822	$45,449,807

– Continued –

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2010	September 30,
	(Unaudited)	2009
(a) Changes in Shares Outstanding:

Class A
Shares sold	200,660	343,364
Shares reinvested	—	9,245
Shares redeemed	(261,374)	(586,014)
Net increase (decrease) in capital shares	(60,714)	(233,405)
Shares Outstanding:
Beginning of period	1,721,728	1,955,133
End of period	1,661,014	1,721,728

Class C
Shares sold	15,665	25,319
Shares reinvested	—	—
Shares redeemed	(13,770)	(46,506)
Net increase (decrease) in capital shares	1,895	(21,187)
Shares Outstanding:
Beginning of period	80,593	101,780
End of period	82,488	80,593

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period
Class A

	Six Months
	Ended
	March 31,
	2010		Year Ended September 30,
	(Unaudited)		2009	2008	2007	2006	2005
NET ASSET VALUE –
BEGINNING OF PERIOD	$25.24		$25.25	$39.64	$33.46	$32.91	$26.30

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss)	(0.10)		0.03	0.08	0.26	(0.10)	(0.03)
Net realized and unrealized
gain (loss) on investments	3.49		0.07	(6.83)	7.40	0.65	6.64
Total from investment operations	3.39		0.10	(6.75)	7.66	0.55	6.61

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.11)	(0.22)	—	—	—
Distributions from net realized gains	—		—	(7.42)	(1.48)	—	—
Total distributions	—		(0.11)	(7.64)	(1.48)	—	—

NET ASSET VALUE – END OF PERIOD	$28.63		$25.24	$25.25	$39.64	$33.46	$32.91

TOTAL RETURN	13.4%	+	0.5%	(21.9)%	23.6%	1.7%	25.1%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$47,556		$43,458	$49,372	$70,316	$78,187	$77,603
Ratio of operating expenses to
average net assets	1.72%	^	1.74%	1.67%	1.65%	1.67%	1.68%
Ratio of operating expenses excluding
interest expense and dividend
payments on short positions to
average net assets	1.71%	^	1.73%	1.66%	1.64%	1.62%	1.68%
Ratio of net investment income to
average net assets	(0.74)%	^	0.12%	0.36%	0.64%	(0.28)%	(0.13)%
Portfolio turnover rate	70%	+	259%	221%	90%	148%	122%

+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period
Class C

	Six Months
	Ended					October 7, 2005
	March 31,					through
	2010		Year Ended September 30,			September 30,
	(Unaudited)		2009	2008	2007	2006*
NET ASSET VALUE –
BEGINNING OF PERIOD	$24.72		$24.79	$39.06	$33.22	$31.80

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss)	(0.17)		(0.17)	(0.10)	(0.04)	(0.21)
Net realized and unrealized
gain (loss) on investments	3.38		0.10	(6.75)	7.36	1.63
Total from investment operations	3.21		(0.07)	(6.85)	7.32	1.42

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	—	—
Distributions from net realized gains	—		—	(7.42)	(1.48)	—
Total distributions	—		—	(7.42)	(1.48)	—

NET ASSET VALUE –
END OF PERIOD	$27.93		$24.72	$24.79	$39.06	$33.22

TOTAL RETURN	13.0%	+	(0.3)%	(22.5)%	22.7%	4.5%	+

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$2,304		$1,992	$2,523	$2,917	$2,954
Ratio of operating expenses to
average net assets	2.47%	^	2.49%	2.42%	2.40%	2.42%	^
Ratio of operating expenses excluding
interest expenses and dividend
payments on short positions to
average net assets	2.46%	^	2.48%	2.41% %	2.39%	2.37%	^
Ratio of net investment income to
average net assets	(1.51)%	^	(0.62)%	(0.39)%	(0.11)%	(1.02)%	^
Portfolio turnover rate	70%	+	259%	221%	90%	148%	+

*	Commencement of operations for Class C shares was October 7, 2005.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2010 (Unaudited)

INCREASE (DECREASE) IN CASH –

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$5,906,967
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(31,390,455)
Proceeds for dispositions of investment securities	34,624,458
Purchase of short term investments, net	(5,146,232)
Decrease in receivable for securities sold	312,585
Decrease in deposits with brokers for short sales	205,350
Decrease in dividends and interest receivable	22,697
Increase in options written	264,654
Increase in payable for securities purchased	1,430,301
Increase in accrued management fees	5,786
Increase in accrued administration fees	1,829
Decrease in distribution fees	(96)
Decrease in custody fees	(982)
Decrease in interest expenses	(169)
Unrealized appreciation on securities	(1,943,591)
Net realized gain on investments	(2,843,608)
Net cash provided by operating activities	1,449,494

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	5,864,973
Payment on shares redeemed	(7,321,715)
Distributions paid in cash	—
Net cash used in financing activities	(1,456,742)

Net decrease in cash	(7,248)

Cash:
Beginning balance	7,248
Ending balance	$—

Supplemental information:
Non-cash financing activities not included herein consist
of dividend reinvestment of dividends and distributions	$—
Cash paid for interest on loan outstanding	$652

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS

March 31, 2010 (Unaudited)

1.	ORGANIZATION

Empiric Funds, Inc. (formerly, Texas Capital Value Funds, Inc.) was incorporated on June 26, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.  The Core Equity Fund (formerly, Value & Growth Portfolio) (the “Fund”) is a series of the Empiric Funds, Inc., (the “Corporation”).  The Fund offers Class A and Class C shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  The Fund’s Class A shares commenced operations on November 6, 1995.  The Fund’s Class C shares commenced operations on October 7, 2005.  Prior to October 7, 2005, the shares of the Fund had no specific class designation.  As of that date, all of the then outstanding shares were re-designated as Class A shares.  The Fund’s investment objective is capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities that are listed on national securities exchanges or the NASDAQ National Market System are valued as of the close of business of the exchange on each business day which that exchange is open (presently 4:00 pm Eastern time).  Unlisted securities that are not included in such System are valued at the bid prices in the over-the-counter-market.  Securities and other assets for which market quotations are not readily available are valued at a fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

b)
Federal Income Taxes – It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders.  In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax.  Therefore, no federal income tax provision is required.

c)	Security Transactions, Income and Other – Investment and shareowner transactions are recorded on the trade date. Dividend income is recognized on the ex-div-

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

idend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are generally allocated to each respective class in proportion to the relative net assets of each class.

d)
Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.  All short-term capital gains are considered ordinary income for tax purposes.  These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.  These differences are primarily relate to partnership, foreign currency, redemptions in kind and investments in Passive Foreign Investment Companies with differing book and tax methods for accounting.  For the year ended September 30, 2009, the Fund’s most recent fiscal year end, the Fund increased paid-in capital by $237,836, decreased undistributed net investment loss by $25,241 and decreased undistributed net realized gains on investments by $212,595.

e)
In-Kind Redemptions – During the six months ended March 31, 2010, the Empiric Core Equity Fund realized $718,966 of net capital gains resulting from an in-kind redemption.  A shareholder exchanged fund shares for securities held by the Fund rather than cash.  Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains and losses to paid-in-capital.  Such reclassification has no effect on the Fund’s net assets.

f)
Short Sale Transactions – The Fund may not purchase securities on margin or effect short sales, except that the Fund may: (a) obtain short-term credits necessary for the clearance of security transactions; (b) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (c) make short sales “against the box” (i.e., owning an equal amount of the security itself, or of securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to the security sold short) or in compliance with the SEC’s positions regarding the asset segregation requirements of Section 18 of the Investment Company Act of 1940, as amended.

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

g)
Foreign Risk – Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Fund may invest in American Depository Receipts (ADRs).  ADRs generally are U.S. dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States.  Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

h)
Derivative Financial Instruments and Other Investment Strategies – The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund’s investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.  The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation exists between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

i)
Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period.  Actual results could differ from those estimates.

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

j)
Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  As of March 31, 2010, open Federal tax years include the tax year ended September 30, 2007 through 2009.

k)
Derivatives – The Adviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts to hedge the portfolio from interest rate risk.  The Adviser uses derivative instruments (“derivatives”) to hedge against anticipated declines in market value of portfolio securities, increases or decreases in the market value of securities it intends to purchase or sell, and to protect against exposure to interest rate changes.  The Advisor may also use derivatives to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believes to be possible through direct investment.  The use of derivatives for hedging purposes involves certain risks and may result in a loss if charges in the value of derivatives move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

The Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial positions.  Tabular disclosure regarding derivative fair value and gain/loss by contract typed (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earning.

The locations on the statement of assets and liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, is as follows:

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

Values of Derivative Instruments as of March 31, 2010 on the Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives not
accounted for as
hedging instruments		Fair		Fair
under ASC 815	Location	Value	Location	Value
Equity Contracts
Purchased	Investments,
Options	at value	$125,405	N/A	$—
Written			Options written,
Options	N/A	—	at value	503,254
Total		$125,405		$503,254

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Purchased Options	Written Options	Total
Derivatives not accounted
for as hedging instruments
under ASC 815	$(59,742)	$1,278,692	$1,218,950
Total	$(59,742)	$1,278,692	$1,218,950

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments
under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$(102,214)	$21,824	$(80,390)
Total	$(102,214)	$21,824	$(80,390)

l)
Events Subsequent to the Fiscal Period End – The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, an entity is required to disclose the date through which subsequent events have been evaluated.  Management has evaluated the Fund’s related

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

events and transactions that occurred subsequent to March 31, 2010.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory and Administration Agreements

The Fund has an investment advisory agreement with the Advisor, Empiric Advisors, Inc. (formerly, First Austin Capital Management, Inc.), pursuant to which the Advisor receives a fee, computed daily, at an annual rate of 1.00% of the average daily net assets.  The Advisor provides continuous supervision of the investment portfolio and pays the cost of compensation of the officers of the Fund, occupancy and certain clerical and administrative costs involved in the day to day operations of the Fund.

In addition, the Advisor is acting as the administrator to the Fund.  For this service, the Advisor receives a fee, computed daily based on the average daily net assets at an annual rate of .70% on the first $5 million, .50% on the next $25 million, .28% on the next $70 million, .25% on the next $100 million, and .20% for over $200 million of each series.  The Advisor bears most of the operating expenses of the Fund including legal, audit, printing, and insurance.

Transactions with Empiric Distributors, Inc.

The Advisor owns an interest in Empiric Distributors, Inc. (formerly, Texas Capital, Inc.), a registered broker-dealer.  For the period ended March 31, 2010, the Fund transacted $80,308 in commissions through Empiric Distributors, Inc.  All transactions were at $ 0.030 per share during the six months ended March 31, 2010, or at rates considered competitive with comparable transactions elsewhere.  The Board reviews affiliated transactions quarterly.

Distribution Agreement and Plan

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Fund contracts with registered broker-dealers and their agents to distribute shares of the Fund.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the average daily net assets for the Fund’s Class A shares.  The Fund’s Class C shares allow for up to 1.00% of the average daily net assets.  For the six months ended March 31, 2010, the Fund incurred distribution expenses of $55,825 for the Class A shares and $9,885 for the Class C shares pursuant to the Plan.  The amount of sales charge retained by the distributor was $6,228.

Certain officers and directors of the Fund are also officers and/or directors of the Advisor.

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

4.	LINE OF CREDIT

The Fund has a $9 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  Borrowings under this arrangement bear interest at the bank’s prime rate.  At March 31, 2010, the Fund had $0 outstanding and $41 of accrued interest fees.  Based upon balances outstanding during the six months ended March 31, 2010, the weighted average interest rate was 3.25% and the weighted average amount outstanding was $39,429.

5.	PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2010, the cost of purchases were $31,390,455 and the proceeds from sales of securities, excluding short-term securities, were $34,607,899, for the Fund.

6.	FAIR VALUE MEASUREMENTS

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participant’s would use to price the asset or liability based on the best available information.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not an indication of the risk associated with

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

investing in those securities. The followingis a summary of the inputs used to value the Fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$11,452,931	$—	$—	$11,452,931
Consumer Staples	2,538,770	—	—	2,538,770
Energy	2,264,280	—	—	2,264,280
Financials	6,842,279	—	—	6,842,279
Health Care	9,711,100	—	—	9,711,100
Industrials	3,199,716	—	—	3,199,716
Materials	746,258	—	—	746,258
Technology	7,635,316	—	—	7,635,316
Telecommunications	878,900	—	—	878,900
Utilities	588,600	—	—	588,600
Total Equity	45,858,150	—	—	45,858,150
Closed End Fund	273,350	—	—	273,350
Partnerships	135,688	—	—	135,688
Trusts	72,333	—	—	72,333
Purchased Call Options	125,405	—	—	125,405
Short-Term Investments	6,007,893	—	—	6,007,893
Total Investments in Securities	52,472,819	—	—	52,472,819
Other Financial Instruments*	503,254	—	—	503,254

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

7.	OPTION CONTRACTS WRITTEN

For the Fund, the premium amount and number of option contracts written during the six months ended March 31, 2010 were as follows:

	Premium	Number of
	Amount	Contracts
Options outstanding at September 30, 2009	$(392,697)	(3,171)
Options written	(1,998,812)	(11,871)
Options closed	—	—
Options exercised	433,642	3,189
Options expired	1,278,692	8,934
Options outstanding at March 31, 2010	(679,175)	(2,919)

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

8.	FEDERAL TAX INFORMATION

As of September 30, 2009, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)	$40,287,630
Gross unrealized appreciation	$6,818,261
Gross unrealized depreciation	(1,332,500)
Net unrealized appreciation	$5,485,761
Net unrealized appreciation on written options	$154,097
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains (losses)	(12,532,237)
Total accumulated earnings (losses)	$(6,892,379)

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to partnership and wash sale adjustments.

At September 30, 2009, the Fund’s most recent fiscal year end, the Fund had tax basis capital losses of $2,625,736, which may be carried over to offset future capital gains, of which $494,746 expires on September 30, 2016 and $2,130,990 expires on September 30, 2017.  The Fund had post-October loss deferrals of $9,906,501 on securities as of September 30, 2009.

The tax character for the distributions paid during the six months ended March 31, 2010 and year ended September 30, 2009 were as follows:

	March 31, 2010
	(Unaudited)	September 30, 2009
Ordinary Income	$—	$205,174
Long-Term Capital Gain	$—	$—

9.	FEDERAL TAX DISTRIBUTION INFORMATION

The Fund has designed 100% of the dividends declared from net investment income during the year ended September 30, 2009, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended September 30, 2009, 100% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

Core Equity Fund
EXPENSE EXAMPLE

March 31, 2010 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2009 to March 31, 2010.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help

Core Equity Fund
EXPENSE EXAMPLE (Continued)

March 31, 2010 (Unaudited)

you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	10/1/09	3/31/10	10/1/09 – 3/31/10
Core Equity Fund
Actual
Class A	$1,000.00	$1,134.30	$9.15
Class C	$1,000.00	$1,130.30	$13.12

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,016.36	$8.65
Class C	$1,000.00	$1,012.62	$12.39

(1)
Expenses are equal to the Class A and Class C fund shares’ annualized expense ratio of 1.72% and 2.47%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HOW TO OBTAIN A COPY OF THE FUND’S PROXY
VOTING POLICY AND PROXY VOTING RECORDS

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board of Directors. You may obtain a description of these procedures free of charge, upon request, by calling toll-free 1-800-880-0324 and by accessing the Fund’s Statement of Additional Information on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available free of charge, upon request, by calling 1-800-880-0324 and by accessing the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Empiric Funds, Inc., files the Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-880-0324. Furthermore, you can obtain the Form N-Q on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and Officers and is available, without charge, upon request by calling 1-800-880-0324.

Core Equity Fund – A Class
EMCAX
CUSIP #29215M101

Core Equity Fund – C Class
EMCCX
CUSIP #29215M200

Advisor
Empiric Advisors, Inc.
6300 Bridgepoint Parkway, Building 2, Suite 105
Austin, TX  78730
800-880-0324

Transfer Agent, Accountant, and Custodian
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI  53202
888-839-7424
Call for questions on your account.

Administrator
Empiric Advisors, Inc.
6300 Bridgepoint Parkway, Building 2, Suite 105
Austin, TX  78730
800-880-0324

Distributor
Quasar Distributors LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI  53202

Mailing Address
Empiric Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Please send all account related correspondence here.

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

 Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Empiric Funds, Inc.

By (Signature and Title)  /s/Mark A. Coffelt
Mark A. Coffelt, President and Chairman

Date   5/25/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Mark A. Coffelt
Mark A. Coffelt, Principal Executive Officer and Principal Financial Officer

Date   5/25/2010